FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 188	$ 73
Investments at fair value through profit and loss	526	0
Derivative liabilities	(88)	(121)
Fair Value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	1
Investments at fair value through profit and loss	526	0
Total Assets	714	74
Total Liabilities	(88)	(121)
Fair Value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	1
Investments at fair value through profit and loss	526	0
Total Assets	526	1
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Investments at fair value through profit and loss	0	0
Total Assets	188	73
Total Liabilities	(88)	(121)
Fair Value, measurements, recurring | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	107	29
Derivative liabilities	(46)	(92)
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	107	29
Derivative liabilities	(46)	(92)
Fair Value, measurements, recurring | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	81	44
Derivative liabilities	(41)	(29)
Fair Value, measurements, recurring | Interest rate derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Interest rate derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	81	44
Derivative liabilities	(41)	(29)
Fair Value, measurements, recurring | Commodities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(1)	0
Fair Value, measurements, recurring | Commodities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	0	0
Fair Value, measurements, recurring | Commodities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ (1)	$ 0